OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Non-current maturities (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 998,729,102	$ 1,012,062,996
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	27,087,238	31,431,837
CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	158,911,840	153,666,760
CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	119,183,952	115,250,116
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	226,449,372	218,975,134
Bonds USA 2050
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	272,139,000	298,938,000
Swiss Bond 2023
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	194,957,700	$ 187,096,900
More than 1 year up to 2 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,417,447
More than 1 year up to 2 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,417,447
More than 2 years up to 3 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,417,447
More than 2 years up to 3 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,417,447
More than 3 years up to 4 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,417,447
More than 3 years up to 4 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,417,447
More than 5 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	982,476,761
More than 5 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	10,834,897
More than 5 years | CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	158,911,840
More than 5 years | CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	119,183,952
More than 5 years | CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	226,449,372
More than 5 years | Bonds USA 2050
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	272,139,000
More than 5 years | Swiss Bond 2023
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 194,957,700